INVESTMENTS - Cumulative OTTI Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
AFS debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	$ 733	$ 723
Credit impairments recognized in earnings on securities not previously impaired	32	13
Credit impairments recognized in earnings on securities that have been previously impaired	(4)	0
Reductions due to credit-impaired securities sold, transferred or matured	(7)	(3)
Balance at end of period	754	733
AFS debt securities | Mortgage-backed securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	295	295
Credit impairments recognized in earnings on securities not previously impaired	0	0
Credit impairments recognized in earnings on securities that have been previously impaired	(1)	0
Reductions due to credit-impaired securities sold, transferred or matured	0	0
Balance at end of period	294	295
AFS debt securities | State and municipal securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	0	0
Credit impairments recognized in earnings on securities not previously impaired	8	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	0	0
Balance at end of period	8	0
AFS debt securities | Foreign government securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	171	171
Credit impairments recognized in earnings on securities not previously impaired	0	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(1)	0
Balance at end of period	170	171
AFS debt securities | Corporate
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	118	113
Credit impairments recognized in earnings on securities not previously impaired	2	8
Credit impairments recognized in earnings on securities that have been previously impaired	(2)	0
Reductions due to credit-impaired securities sold, transferred or matured	(6)	(3)
Balance at end of period	112	118
AFS debt securities | Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	149	144
Credit impairments recognized in earnings on securities not previously impaired	22	5
Credit impairments recognized in earnings on securities that have been previously impaired	(1)	0
Reductions due to credit-impaired securities sold, transferred or matured	0	0
Balance at end of period	170	149
HTM debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	803	867
Credit impairments recognized in earnings on securities not previously impaired	1	5
Credit impairments recognized in earnings on securities that have been previously impaired	(1)	0
Reductions due to credit-impaired securities sold, transferred or matured	(3)	(69)
Balance at end of period	800	803
HTM debt securities | Mortgage-backed securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	670	678
Credit impairments recognized in earnings on securities not previously impaired	1	5
Credit impairments recognized in earnings on securities that have been previously impaired	(1)	0
Reductions due to credit-impaired securities sold, transferred or matured	(2)	(13)
Balance at end of period	668	670
HTM debt securities | Corporate
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	0	56
Credit impairments recognized in earnings on securities not previously impaired	0	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	0	(56)
Balance at end of period	0	0
HTM debt securities | Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	133	133
Credit impairments recognized in earnings on securities not previously impaired	0	0
Credit impairments recognized in earnings on securities that have been previously impaired	0	0
Reductions due to credit-impaired securities sold, transferred or matured	(1)	0
Balance at end of period	$ 132	$ 133